Deferred Revenue - Deferred revenue in subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of deferred revenue [line items]
Deferred revenue	R$ 38,422	R$ 31,309
Current	26,572	18,413	R$ 22,300
Non-current	11,850	12,896	R$ 12,510
Franchising upfront fee [member]
Summary of deferred revenue [line items]
Deferred revenue	18,668	19,537
Loyalty program one [member]
Summary of deferred revenue [line items]
Deferred revenue	18,465	9,134
Loyalty program two [member]
Summary of deferred revenue [line items]
Deferred revenue	R$ 1,289	R$ 2,638